UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Gabelli SRI Green Fund, Inc. First Quarter Report (b) — June 30, 2010	Chris Desmarais and John M. Segrich, CFA

Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended June 30, 2010 among 694 and 694 Mid-Cap Growth funds, respectively.
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of the Gabelli SRI Green Fund, Inc.’s (the “Fund”) Class AAA Shares declined 13.89% versus a decrease of 12.31% for the FTSE KLD Global Sustainability Index. For the year ended June 30, 2010, the Fund’s NAV per share rose 14.23% while the FTSE KLD Global Sustainability Index increased 12.30%.
     Enclosed is the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a)(b) (Unaudited)

							Since
							Inception
	Quarter		1 Year		3 Year		(6/1/07)
Gabelli SRI Green Fund Class AAA	(13.89)%		14.23%		(2.86)%		(3.14)%
MSCI AC World Index	(11.96)		12.30		(10.01)		(9.83)
FTSE KLD Global Sustainability Index	(12.31)		10.84		(10.67)		(12.39)	*
Class A	(13.92)		14.12		(2.86)		(3.17)
	(18.87	)(c)	7.56	(c)	(4.76	)(c)	(5.01	)(c)
Class C	(14.11)		13.21		(3.57)		(3.86)
	(14.96	)(d)	12.21		(3.57)		(3.86)
Class I	(13.85)		14.47		(2.63)		(2.91)

In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 4.70%, 4.70%, 5.45%, and 4.45%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The FTSE KLD Global Sustainability Index is a broadly diversified, sector neutral global benchmark based on environmental, social, and governance rankings. The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index is a market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year end is March 31.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	From September 28, 2007, the inception date of the FTSE KLD Global Sustainability Index. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the inception of this index.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Gabelli SRI Green Fund, Inc.
Schedule of Investments — June 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 92.4%
	Alternative Generation and Utilities — 7.7%
24,600	Algonquin Power & Utilities Corp.	$94,975
10,000	Boralex Inc., Cl. A, New York†	74,586
2,500	Boralex Inc., Cl. A, Toronto†	18,646
17,500	China Hydroelectric Corp., ADR†	131,425
29,500	Innergex Renewable Energy Inc.	232,220
9,500	RusHydro, ADR†	46,455

		598,307

	Batteries and Transportation — 4.8%
10,000	BYD Co. Ltd., Cl. H	74,869
17,000	Electrovaya Inc.†	50,303
4,000	Polypore International Inc.†	90,960
10,000	Westport Innovations Inc.†	156,900

		373,032

	Biofuels — 5.7%
6,800	Cosan Ltd., Cl. A†	63,512
50,000	Equatorial Palm Oil plc†	8,404
3,800	Maxygen Inc.†	21,014
3,300	Novozymes A/S, Cl. B	354,023

		446,953

	Energy Efficiency — 7.7%
800	Apple Inc.†	201,224
2,000	Johnson Controls Inc.	53,740
1,800	Nidec Corp.	152,689
3,500	Regal-Beloit Corp.	195,230

		602,883

	Environmental Services — 3.8%
3,100	ADA-ES Inc.†	16,461
2,000	Clean Harbors Inc.†	132,820
50,000	Headwaters Inc.†	142,000

		291,281

	Food and Beverage — 6.1%
8,500	Christian Hansen Holding A/S†	141,631
1,400	Danisco A/S†	94,666
3,300	Nestlé SA	159,818
2,200	Whole Foods Market Inc.†	79,244

		475,359

	Health Care — 9.9%
2,500	Cochlear Ltd.	156,397
3,000	Mead Johnson Nutrition Co.	150,360
5,700	Novo Nordisk A/S, Cl. B	462,340

		769,097

	Light Emitting Diodes (LED) — 16.0%
1,800	DISCO Corp.	115,636
2,300	Koninklijke Philips Electronics NV	69,527
16,100	Nanoco Group plc†	19,605
4,600	Nexxus Lighting Inc.†	10,304
25,000	Rubicon Technology Inc.†	744,750
8,000	TOWA Corp.†	58,995
5,000	Universal Display Corp.†	89,900
4,000	Veeco Instruments Inc.†	137,120

		1,245,837

	Natural Resources — 6.3%
170,000	China Forestry Holdings Ltd.†	61,565
2,000	Domtar Corp.	98,300
6,100	GeoMet Inc.†	6,954
11,300	Horsehead Holding Corp.†	85,428
17,000	Sino-Forest Corp.†	241,614

		493,861

	Solar — 13.3%
3,100	Amtech Systems Inc.†	25,885
27,500	Power-One Inc.†	185,625
90,000	Powercom Co. Ltd.†	134,448
5,000	Quanta Services Inc.†	103,250
17,000	Renesola Ltd., ADR†	101,490
2,200	SMA Solar Technology AG	227,490
1,800	Solar Millennium AG†	38,630
37,500	Solar Power Inc.†	20,250
5,000	STR Holdings Inc.†	94,000
10,000	SunPower Corp., Cl. B†	108,000

		1,039,068

	Water — 3.9%
3,600	Andritz AG	202,504
26,600	Pure Technologies Ltd.†	100,698

		303,202

	Wind — 7.2%
4,500	American Superconductor Corp.†	120,105
5,900	Catch The Wind Ltd.†	8,313
80,000	China High Speed Transmission Equipment Group Co. Ltd.	170,132
31,000	China Wind Systems Inc.†	139,500
13,200	Clipper Windpower plc†	10,749
4,400	Gamesa Corporacion Tecnologica SA†	38,191
2,200	Kaydon Corp.	72,292

		559,282

	TOTAL COMMON STOCKS	7,198,162

	WARRANTS — 0.2%
	Alternative Generation and Utilities — 0.2%
27,300	China Hydroelectric Corp., ADR, expire 01/25/14	18,564

See accompanying notes to schedule of investments.

Gabelli SRI Green Fund, Inc.
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 7.4%
		Software & Services — 4.1%
$300,000		Telvent GIT SA, Sub. Deb. Cv., 5.500%, 04/15/15 (a)	$316,500

		Solar — 3.3%
200,000	(b)	Q-Cells International Finance BV, Ser. QCEL, Cv., 1.375%, 02/28/12	167,207
100,000	(b)	Renewable Energy Corp ASA, Sub. Deb. Cv., 6.500%, 06/04/14	93,548

			260,755

		TOTAL CONVERTIBLE CORPORATE BONDS	577,255

		TOTAL INVESTMENTS — 100.0% (Cost $7,639,893)	$7,793,981

		Aggregate tax cost	$7,970,777

		Gross unrealized appreciation	$582,233

		Gross unrealized depreciation	(759,029)

		Net unrealized appreciation/depreciation	$(176,796)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of the Rule 144A security amounted to $316,500 or 4.06% of total investments.

(b)	Principal amount denoted in Euros.

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	52.9%	$4,121,536
Europe	31.4	2,451,287
Latin America	6.8	528,124
Asia/Pacific	4.7	365,714
Japan	4.2	327,320

	100.0%	$7,793,981

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
See accompanying notes to schedule of investments.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (the “SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$7,198,162	—	$7,198,162
Warrants(a)	18,564	—	18,564
Convertible Corporate Bonds	—	$577,255	577,255

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$7,216,726	$577,255	$7,793,981

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments at June 30, 2010 or March 31, 2010.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, increasing the income of the Fund or to protect against an anticipated decline in the value of its assets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the quarter ended June 30, 2010, the Fund had no investments in swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the quarter ended June 30, 2010, the Fund had no investments in open options.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended June 30, 2010, the Fund had no investments in open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At March 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $319,038, which are available to reduce future required distributions of net capital gains to shareholders. $20,405 of the loss carryforward is available through 2017; and $298,633 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended March 31, 2010, the Fund had deferred capital losses of $76,338 and currency losses of $4,901.

Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Clarence A. Davis
Chairman and Chief	Former Chief Executive Officer,
Executive Officer,	Nestor, Inc.
GAMCO Investors, Inc.

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman, BALMAC
and Chief Financial Officer	International, Inc.
KeySpan Corp.
Officers*

Bruce N. Alpert	Joseph H. Egan
President	Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer
and Acting Secretary
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.

This report is submitted for the general information of the shareholders of the Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q210SR

Gabelli
SRI Green
Fund, Inc.
Morningstar® rated the Gabelli SRI Green Fund, Inc.
Class AAA Shares 5 stars overall and 5 stars for the
three year period ended June 30, 2010 among 694 and 694
Mid-Cap Growth funds, respectively.
FIRST QUARTER REPORT
JUNE 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 8/27/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Acting Treasurer and Principal Financial Officer

Date 8/27/10

*	Print the name and title of each signing officer under his or her signature.